Supplement to the currently effective Statements of Additional Information for the following Fund:

Scudder Emerging Markets Growth Fund

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The following information supplements the disclosure in the "Investment
Restrictions" section of the Fund's Statement of Additional Information:

As a matter of nonfundamental policy, the Fund currently does not intend to:

(j) Scudder Emerging Markets Growth Fund only: invest more than 5% of its net assets directly in securities of local Russian issuers.





               Please Retain This Supplement For Future Reference



















July 28, 2004